Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	May 01, 2020
First Trust Dorsey Wright Tactical Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The First Trust Dorsey Wright Tactical Core Portfolio (the "Fund") seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Total Annual Fund Operating Expenses reflected below do not include contract level fees of the variable annuity or variable life insurance contracts offered by a Participating Insurance Company (each a "Contract"). If such fees were included, the Total Annual Fund Operating Expenses would be higher. More information about eligibility requirements for each share class is available from your Participating Insurance Company.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses (before any fee waiver or expense reimbursement) remain at current levels for the time periods indicated. Additionally, the example assumes that the Fund's investment advisor's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Class I shares and Class II shares (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.30% and 1.05%, respectively, of the Fund's average daily net assets per year will be terminated following May 1, 2021. The example does not take into account Contract level fees. If such fees were included, the estimated expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in exchange-traded funds ("ETFs") that comprise the Dorsey Wright Tactical Tilt Moderate Core Index (the "Index"). It is expected that a majority of the ETFs in which the Fund invests will be advised by First Trust Advisors L.P. ("First Trust" or the "Advisor"). The Index is owned and was developed by Dorsey, Wright & Associates (the "Index Provider"). The Index Provider has retained Nasdaq, Inc. ("Nasdaq") to calculate and maintain the Index.

The Index is constructed pursuant to the Index Provider's proprietary methodology, which takes into account the performance of four distinct assets classes relative to one another. The Index is designed to strategically allocate its investments among (i) domestic equity securities; (ii) international equity securities; (iii) fixed income securities; and (iv) cash and cash equivalents (represented by the First Trust Enhanced Short Maturity ETF ("FTSM") which is not a money market fund, but an ultra-short duration ETF that the Index allocates to for this asset class.). The Index will generally gain exposure to these asset classes by investing in ETFs.

The Index will utilize the Dynamic Asset Level Investing ("DALI") asset allocation process developed by the Index Provider in order to allocate assets over the four asset classes. The asset class allocations are determined using a relative strength methodology that is based upon each asset class's market performance and characteristics that offer the greatest potential to outperform the other asset classes at a given time. Relative strength is a momentum technique that relies on unbiased, unemotional and objective data, rather than biased forecasting and subjective research. Relative strength is a way of recording historic performance patterns, and the Index Provider uses relative strength signals as a trend indicator for current momentum trends of each asset class against the others.

The Index Provider uses the DALI asset allocation process to rank the four asset classes from highest (1) to lowest (4). The asset class ranked 1 is allocated the greatest percentage of portfolio assets while the asset class ranked 4 is allocated the least percentage of portfolio assets, based upon the established minimum and maximum allocation ranges. This "Tactical Tilt" methodology attempts to quantify the asset class rating (i.e., "Offensive Tilt" with the highest allocation to domestic and international equity securities; a moderate allocation typically would have an allocation closer to 60% equity securities and 40% fixed-income securities; or "Defensive Tilt" with the highest allocation to cash and fixed income securities).

The minimum and maximum allocation ranges for the Index, at the time of allocation, for each asset class are as follows:

Asset Class	Minimum Portfolio Allocation	Maximum Portfolio Allocation
Domestic Equity ETFs	20%	75%
International Equity ETFs	5%	25%
Fixed Income ETFs	20%	60%
Cash and Cash Equivalents (represented by FTSM – see below)	0%	50%

The Index then uses the Index Provider's "Point and Figure Charting" methodology to select individual securities. This proprietary quantitative system calculates the relative strength of each security versus the Index's investment universe. The final individual securities included in the Index in each asset class allocation are selected through the following process:

Domestic Equity ETFs

The domestic equity asset class is comprised of a (i) 60% investment in the five ETFs included in the Dorsey Wright Focus Five Index; and (ii) 40% investment in three First Trust size and style-based ETFs.

The Dorsey Wright Focus Five Index is designed to select the five First Trust sector and industry-based ETFs that the Index Provider believes offer the greatest potential to outperform the other First Trust sector and industry-based ETFs and that satisfy certain trading volume and liquidity requirements. The Dorsey Wright Focus Five Index is constructed pursuant to the Index Provider's proprietary methodology, which takes into account the performance of each of the First Trust sector and industry-based ETFs relative to one another. The Dorsey Wright Focus Five Index is the same Index that the First Trust Dorsey Wright Focus 5 ETF, an ETF advised by First Trust, seeks to track.

The three First Trust size and style-based ETFs are selected by the Index Provider to provide targeted exposure to the three First Trust size and style-based ETFs that the Index Provider believes offer the greatest potential to outperform the other First Trust size and style-based ETFs. The First Trust size and style-based ETFs are designed to measure various segments of stock market performance based on market capitalization and growth, value and core characteristics.

International Equity ETFs

The international equity asset class is comprised of a (i) 50% investment in the five ETFs included in the Dorsey Wright International Focus Five Index; (ii) 25% investment in the First Trust Emerging Markets AlphaDEX® Fund; and (iii) 25% investment in the First Trust Developed Markets ex-US AlphaDEX® Fund.

The Dorsey Wright International Focus Five Index is designed to select the five First Trust country and region-based ETFs that the Index Provider believes offer the greatest potential to outperform the other First Trust country and region-based ETFs and that satisfy certain trading volume and liquidity requirements. The Dorsey Wright International Focus Five Index is constructed pursuant to the Index Provider's proprietary methodology, which takes into account the performance of certain First Trust country and region-based ETFs relative to one another. The Dorsey Wright International Focus Five Index is the same Index that the First Trust Dorsey Wright International Focus 5 ETF, an ETF advised by First Trust, seeks to track.

The First Trust Emerging Markets AlphaDEX® Fund is an index-based ETF that tracks a comprehensive, rules-based index designed to measure stock market performance in emerging markets.

The First Trust Developed Markets ex-US AlphaDEX® Fund is an index-based ETF that tracks a comprehensive, rules-based index designed to measure stock market performance in developed markets, excluding the United States.

Fixed Income ETFs

The fixed income asset class is comprised of a (i) 70% investment in a range of ETFs that invest principally in fixed income securities; and (ii) 30% investment in one or more broad-based U.S. bond ETFs.

The fixed income ETFs included in the Index are selected through a proprietary relative strength analysis that is based upon market performance and characteristics that the Index Provider believes offer the greatest potential to outperform other similar ETFs at a given time. Certain of the ETFs may invest in high yield securities or "junk" bonds, including loans. The ETFs may invest in fixed income assets of any duration or maturity.

The broad-based U.S. bond ETF(s) will generally track the investment results of an index composed of the total U.S. investment-grade bond market.

Cash and Cash Equivalents

The cash and cash equivalents class is represented by FTSM. While not a money market fund, FTSM is an ultra-short duration ETF that the Index allocates to for this asset class. During times when the Index favors the cash and cash equivalents asset class, the Index will allocate its assets to FTSM.

FTSM's investment objective is to seek current income, consistent with preservation of capital and daily liquidity. Under normal market conditions, FTSM intends to achieve its investment objective by investing at least 80% of its net assets in a portfolio of U.S. dollar-denominated fixed or floating rate debt securities, including securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities, residential and commercial mortgage-backed securities, asset-backed securities, U.S. corporate bonds, fixed income securities issued by non-U.S. corporations and governments, municipal obligations and other debt securities bearing fixed or floating interest rates. FTSM may also invest in money market securities. FTSM may invest up to 20% of its net assets in privately-issued, non-agency sponsored mortgage- and asset-backed securities. Under normal market conditions, FTSM's portfolio is expected to have an average duration of less than one year and an average maturity of less than three years. Additional information regarding FTSM, including its prospectus and most recent annual report, is available without charge by visiting www.ftportfolios.com/Retail/Etf/EtfFundNews.aspx?Ticker=FTSM.

The Index positions within each asset class are evaluated and rebalanced, if necessary, on an approximately weekly basis. The asset class allocations are evaluated and rebalanced, if necessary, on a monthly basis. The Fund will make corresponding changes to its portfolio typically within one business day of any change in the Index.

The ETFs in which the Fund invests may hold U.S. and non-U.S. equity and debt securities, including convertible securities and mortgage securities, of all market capitalization ranges. In general, "non-U.S." shall mean securities issued or guaranteed by companies and/or governmental agencies organized under the laws of countries other than the United States (including emerging markets). The non-U.S. equity securities may include American depositary receipts, global depositary receipts or other depositary receipts.

The remaining portion of the Fund's portfolio (up to 20% of its net assets) not invested in securities that comprise the Index will be invested in ETFs selected by the Advisor to provide exposure to the same asset classes as the Index as well as cash and cash equivalents. It is expected that a majority of such ETFs will be advised by First Trust.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved. The order of the below risk factors does not indicate the significance of any particular risk factor.

ASSET-BACKED SECURITIES RISK. Certain ETFs in which the Fund may invest hold asset-backed securities. Asset-backed securities are debt securities typically created by buying and pooling loans or other receivables other than mortgage loans and creating securities backed by those similar type assets. As with other debt securities, asset-backed securities are subject to credit risk, extension risk, interest rate risk, liquidity risk and valuation risk. These securities are generally not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. The impairment of the value of collateral or other assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of underlying assets, may result in a reduction in the value of such asset-backed securities and losses to an underlying ETF.

CALL RISK. Certain ETFs in which the Fund may invest hold debt securities that subject them to call risk. Some debt securities may be redeemed, or "called," at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. An underlying ETF is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. An underlying ETF would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the underlying ETF's income.

COUNTERPARTY RISK. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty's financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

CREDIT RISK. The ETFs in which the Fund invests may have credit risk. An issuer or other obligated party of a debt security  held by an underlying ETF may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer's ability or unwillingness to make such payments.

CURRENCY RISK. The Fund may invest in ETFs that hold securities denominated in a non-U.S. currency. Changes in currency exchange rates affect the value of investments denominated in a foreign currency, and therefore the value of such investments in an underlying ETF's portfolio. An underlying ETF's net asset value could decline if a currency to which an underlying ETF has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in such an underlying ETF may change quickly and without warning.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. Certain ETFs in which the Fund may invest hold debt securities. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by an underlying ETF may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DEPOSITARY RECEIPTS RISK. Certain ETFs in which the Fund may invest hold depositary receipts. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

DIVIDENDS RISK. The Fund's investment in dividend-paying securities could cause the Fund to underperform similar funds that invest without consideration of an issuer's track record of paying dividends. Companies that issue dividend-paying securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

EMERGING MARKETS RISK. The Fund may invest in ETFs that hold investments in securities issued by companies operating in emerging market countries. Investments in securities issued by companies operating in emerging market countries involve additional risks relating to political, economic, or regulatory conditions not associated with investments in securities and instruments issued by U.S. companies or by companies operating in other developed market countries. Investments in emerging markets securities are generally considered speculative in nature and are subject to the following heightened risks: smaller market capitalization of securities markets which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital; rapid inflation; and currency convertibility issues. Emerging market countries also often have less uniformity in accounting and reporting requirements, unsettled securities laws, unreliable securities valuation and greater risk associated with custody of securities. Financial and other reporting by companies and government entities also may be less reliable in emerging market countries. Shareholder claims that are available in the U.S., as well as regulatory oversight and authority that is common in the U.S., including for claims based on fraud, may be difficult or impossible for shareholders of securities in emerging market countries or for U.S. authorities to pursue. For funds that track an index, the index may not weight the securities in emerging market countries on the basis of investor protection limitations, financial reporting quality or available oversight mechanisms. Furthermore, investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

EQUITY SECURITIES RISK. The Fund invests in ETFs that hold equity securities. The value of an underlying ETF's shares will fluctuate with changes in the value of the equity securities in which it invests. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The Fund's investment in shares of ETFs subjects it to the risks of owning the securities underlying the ETF, as well as certain structural risks, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF's expenses, subjecting Fund shareholders to duplicative expenses.

EXTENSION RISK. Certain ETFs in which the Fund may invest hold debt securities that subject them to extension risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer-term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

FLOATING RATE DEBT INSTRUMENTS RISK. Certain ETFs in which the Fund may invest hold floating rate debt instruments. Investments in floating rate debt instruments are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk. Floating rate debt instruments include debt securities issued by corporate and governmental entities, as well bank loans, mortgage-backed securities and asset-backed securities. Floating rate debt instruments are structured so that the security's coupon rate fluctuates based upon the level of a reference rate. Most commonly, the coupon rate of a floating rate debt instrument is set at the level of a widely followed interest rate, plus a fixed spread. As a result, the coupon on floating rate debt instrument will generally decline in a falling interest rate environment, causing an underlying ETF to experience a reduction in the income it receives from the instrument. A floating rate debt instrument's coupon rate resets periodically according to its terms. Consequently, in a rising interest rate environment, floating rate debt instruments with coupon rates that reset infrequently may lag behind the changes in market interest rates. Floating rate debt instruments may also contain terms that impose a maximum coupon rate the issuer will pay, regardless of the level of the reference rate. To the extent an underlying ETF invests in floating rate loans, such instruments may be subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the underlying ETF needs to liquidate such securities. It is possible that the collateral securing a floating rate loan may be insufficient or unavailable to the underlying ETF, and that the underlying ETF's rights to collateral may be limited by bankruptcy or insolvency laws. Additionally, floating rate loans may not be considered "securities" under federal securities laws, and purchasers, such as an underlying ETF, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

INCOME RISK. The Fund may invest in ETFs that hold debt securities. An underlying ETF's income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because an underlying ETF may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the ETF otherwise needs to purchase additional debt securities.

INDEX PROVIDER RISK. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Index Provider and its agents do not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and do not guarantee that the Index will be calculated in accordance with its stated methodology. The Advisor's mandate as described in this prospectus is to manage the Fund consistently with the Index provided by the Index Provider. The Advisor relies upon the Index provider and its agents to accurately compile, maintain, construct, reconstitute, rebalance, compose, calculate and disseminate the Index accurately. Therefore, losses or costs associated with any Index Provider or agent errors generally will be borne by the Fund and its shareholders. To correct any such error, the Index Provider or its agents may carry out an unscheduled rebalance of the Index or other modification of Index constituents or weightings. When the Fund in turn rebalances its portfolio, any transaction costs and market exposure arising from such portfolio rebalancing will be borne by the Fund and its shareholders. Unscheduled rebalances also expose the Fund to additional tracking error risk. Errors in respect of the quality, accuracy and completeness of the data used to compile the Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the Index is less commonly used as a benchmark by funds or advisors. For example, during a period where the Index contains incorrect constituents, the Fund tracking the Index would have market exposure to such constituents and would be underexposed to the Index's other constituents. Such errors may negatively impact the Fund and its shareholders. The Index Provider and its agents rely on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund nor the Advisor can offer assurances that the Index's calculation methodology or sources of information will provide an accurate assessment of included issuers.

INDEX REBALANCE RISK. Pursuant to the methodology that the Index Provider uses to calculate and maintain the Index, the Fund may own a significant number of the outstanding shares of ETFs included in the Fund. Any such ETF may be removed from the Index in the event that it does not comply with the eligibility requirements of the Index. As a result, the Fund may be forced to sell shares of certain ETFs at inopportune times or for prices other than at current market values or may elect not to sell such shares on the day that they are removed from the Index, due to market conditions or otherwise. Due to these factors, the variation between the Fund's annual return and the return of the Index may increase significantly. Apart from scheduled rebalances, the Index Provider may carry out additional ad hoc rebalances to the Index to, for example, correct an error in the selection of constituents. When the Fund in turn rebalances its portfolio, any transaction costs and market exposure arising from such portfolio rebalancing will be borne by the Fund and its shareholders. Unscheduled rebalances may also expose the Fund to additional tracking error risk. Therefore, errors and additional ad hoc rebalances carried out by the Index Provider may increase the Fund's costs and market exposure.

INFLATION RISK. Certain ETFs in which the Fund may invest hold securities that subject them to inflation risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund's assets and distributions may decline.

INTEREST RATE RISK. The Fund may invest in ETFs that hold debt securities. Interest rate risk is the risk that the value of the debt securities in an underlying ETF's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. An underlying ETF may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security's price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security's expected life on a present value basis, taking into account the debt security's yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LIBOR RISK. Certain ETFs in which the Fund may invest hold floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate. In 2017, the United Kingdom's Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain underlying ETF investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on an underlying ETF or on certain instruments in which an underlying ETF invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to an underlying ETF.

LIQUIDITY RISK. Certain ETFs in which the Fund may invest may hold certain investments that may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, an underlying ETF may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the underlying ETF currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.

MARKET RISK. Market risk is the risk that a particular security, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund's portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund's shares and result in increased market volatility. During any such events, the Fund's shares may trade at increased premiums or discounts to their net asset value.

MOMENTUM INVESTING RISK. The Fund employs a "momentum" style of investing that emphasizes selecting stocks that have had higher recent price performance compared to other stocks. Momentum can change quickly and stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole. In addition, there may be periods when the momentum style of investing is out of favor and the investment performance of the Fund may suffer.

MORTGAGE-RELATED SECURITIES RISK. Certain ETFs in which the Fund may invest hold mortgage-related securities. Mortgage-related securities are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk. However, these investments make an underlying ETF more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Mortgage-related securities are also significantly affected by the rate of prepayments and modifications of the mortgage loans underlying those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-related securities are particularly sensitive to prepayment risk, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities. As the timing and amount of prepayments cannot be accurately predicted, the timing of changes in the rate of prepayments of the mortgage loans may significantly affect an underlying ETF's actual yield to maturity on any mortgage-related securities. Along with prepayment risk, mortgage-related securities are significantly affected by interest rate risk.

MUNICIPAL SECURITIES RISK. Certain ETFs in which the Fund may invest hold municipal securities. Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal securities that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of actual or anticipated changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. The values of municipal securities held by an underlying ETF may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. In addition, income from municipal securities held by an underlying ETF could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Loss of tax-exempt status may cause interest received and distributed to shareholders by an underlying ETF to be taxable and may result in a significant decline in the values of such municipal securities.

NON-AGENCY SECURITIES RISK. Certain ETFs in which the Fund may invest hold non-agency securities. Investments in asset-backed or mortgage-backed securities offered by non-governmental issuers, such as commercial banks, savings and loans, private mortgage insurance companies, mortgage bankers and other secondary market issuers are subject to additional risks. There are no direct or indirect government or agency guarantees of payments in loan pools created by non-government issuers. Securities issued by private issuers are subject to the credit risks of the issuers. An unexpectedly high rate of defaults on the loan pool may adversely affect the value of a non-agency security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of pools that include subprime loans. Non-agency securities are typically traded "over-the-counter" rather than on a securities exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, the non-agency mortgage-related securities held by the Fund may be particularly difficult to value because of the complexities involved in assessing the value of the underlying loans.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. The Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES RISK. Certain ETFs in which the Fund may invest hold non-U.S. securities. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, capital controls, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, the imposition of sanctions by foreign governments, different legal or accounting standards, and less government supervision and regulation of securities exchanges in foreign countries.

PASSIVE INVESTMENT RISK. The Fund is not actively managed. The Fund invests in securities included in or representative of the Index regardless of investment merit. The Fund generally will not attempt to take defensive positions in declining markets. In the event that the Index is no longer calculated, the Index license is terminated or the identity or character of the Index is materially changed, the Fund will seek to engage a replacement index.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than expected.

PREFERRED SECURITIES RISK. The Fund may invest in ETFs that hold preferred securities. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company's capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.

PREPAYMENT RISK. Certain ETFs in which the Fund may invest hold debt securities that subject them to prepayment risk. Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as an underlying ETF may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in an underlying ETF to change.

SIGNIFICANT EXPOSURE RISK. To the extent that the Fund invests a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

SMALLER COMPANIES RISK. Certain ETFs in which the Fund may invest hold the securities of small and/or mid capitalization companies. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

U.S. GOVERNMENT SECURITIES RISK. Certain ETFs in which the Fund may invest hold U.S. government securities. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies (such as Ginnie Mae) are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities (such as Fannie Mae and Freddie Mac) are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government.

VALUATION RISK. The Fund or an underlying ETF may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including "fair valued" assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or an underlying ETF could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or an underlying ETF would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or an underlying ETF at that time. The Fund's ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Return
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of two broad-based market indices and a blended benchmark index. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Bar Chart [Heading]	rr_BarChartHeading	First Trust Dorsey Wright Tactical Core Portfolio—Class I Shares Calendar Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above:
Best Quarter		Worst Quarter
14.37%	March 31, 2019	-15.56%	December 31, 2018

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2019
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
First Trust Dorsey Wright Tactical Core Portfolio | I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.46%	[1]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 132
3 Years	rr_ExpenseExampleNoRedemptionYear03	509
5 Years	rr_ExpenseExampleNoRedemptionYear05	911
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,035
2016	rr_AnnualReturn2016	0.95%
2017	rr_AnnualReturn2017	17.50%
2018	rr_AnnualReturn2018	(8.00%)
2019	rr_AnnualReturn2019	20.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.56%)
1 Year	rr_AverageAnnualReturnYear01	20.87%
Since Inception	rr_AverageAnnualReturnSinceInception	6.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2015
First Trust Dorsey Wright Tactical Core Portfolio | II
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	26.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	26.90%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	25.85%	[1]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 107
3 Years	rr_ExpenseExampleNoRedemptionYear03	4,542
5 Years	rr_ExpenseExampleNoRedemptionYear05	7,247
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 10,248
1 Year	rr_AverageAnnualReturnYear01	21.29%
Since Inception	rr_AverageAnnualReturnSinceInception	6.97%
First Trust Dorsey Wright Tactical Core Portfolio | Broad Blended Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.18%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	9.52%	[2]
First Trust Dorsey Wright Tactical Core Portfolio | Bloomberg Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.72%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.38%	[3]
First Trust Dorsey Wright Tactical Core Portfolio | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.49%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	13.46%	[4]

[1]	Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and the Fund's investment advisor, the Fund's investment advisor has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the total net annual fund expenses of the Class I shares and Class II shares (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.30% and 1.05%, respectively, of the Fund's average daily net assets per year at least until May 1, 2021 (the "Expense Caps"). Because acquired fund fees and expenses are estimated for the current fiscal year, the Advisor will periodically adjust the amount of the fee waiver and expense reimbursement in order to attempt to meet the Expense Caps; however, individual shareholders may experience total net annual fund expenses higher or lower than the Expense Caps depending upon when shares are redeemed and the accuracy of the Advisor's estimates regarding acquired fund fees and expenses. Expenses borne by the Fund's investment advisor are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in Class I share and Class II share expenses (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund's investment advisor only after May 1, 2021 upon 60 days' written notice.
[2]	The Broad Blended Benchmark return is a split between the Bloomberg Barclays U.S. Aggregate Bond Index (40%) and the S&P 500® Index (60%).
[3]	The Bloomberg Barclays U.S. Aggregate Bond Index represents the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Bonds included in the index are U.S. dollar denominated; have a fixed rate coupon; carry an investment-grade rating; have at least one year to final maturity; and meet certain criteria for minimum amount of outstanding par value.
[4]	The S&P 500® Index is an unmanaged index of 500 stocks used to measure large-cap U.S. stock market performance.